UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2013

MFS® GLOBAL

MULTI-ASSET FUND

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 46.3%
Aerospace - 0.1%
Bombardier, Inc., 7.75%, 2020 (n)		$25,000	$28,250

Asset-Backed & Securitized - 1.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$100,000	$110,545
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039		100,000	109,149
Goldman Sachs Mortgage Securities Corp., FRN, 5.993%, 2045		70,000	77,644
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049		100,000	112,475
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.122%, 2051		50,000	55,254

			$465,067
Automotive - 0.3%
Delphi Corp., 5%, 2023		$43,000	$44,397
Toyota Motor Credit Corp., 0.875%, 2015		50,000	50,347

			$94,744
Biotechnology - 0.2%
Life Technologies Corp., 6%, 2020		$40,000	$45,043

Broadcasting - 0.1%
Discovery Communications, Inc., 4.875%, 2043		$20,000	$18,454

Building - 0.1%
Mohawk Industries, Inc., 6.375%, 2016		$25,000	$27,500
Owens Corning, Inc., 6.5%, 2016		5,000	5,581

			$33,081
Cable TV - 0.5%
Comcast Corp., 4.65%, 2042		$16,000	$15,215
Cox Communications, Inc., 3.25%, 2022 (n)		12,000	10,656
DIRECTV Holdings LLC, 5.15%, 2042		15,000	12,762
NBCUniversal Media LLC, 5.15%, 2020		50,000	56,698
Shaw Communications, Inc., 5.65%, 2019	CAD	10,000	10,658
Time Warner Cable, Inc., 5%, 2020		$50,000	50,626

			$156,615
Chemicals - 0.3%
Dow Chemical Co., 8.55%, 2019		$40,000	$51,015
NOVA Chemicals Corp., 5.25%, 2023 (n)		45,000	45,113

			$96,128
Conglomerates - 0.3%
Roper Industries, Inc., 1.85%, 2017		$5,000	$4,978
Siemens Financierings N.V., 5.25%, 2066	EUR	10,000	14,510
Siemens Financierings N.V., 6.125%, 2066	GBP	5,000	8,762
Votorantim Cimentos S.A., 5.25%, 2017	EUR	50,000	72,058

			$100,308
Consumer Products - 0.1%
Henkel AG & Co. KGaA, 5.375%, 2104	EUR	10,000	$14,293

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 0.3%
Petrobras International Finance Co., 5.375%, 2021		$59,000	$59,271
Petroleos Mexicanos, 5.5%, 2021		20,000	21,400

			$80,671
Emerging Market Sovereign - 0.4%
Kingdom of Thailand, 3.625%, 2023	THB	1,490,000	$46,610
Republic of Turkey, 8%, 2034		$20,000	23,730
United Mexican States, 8.5%, 2029	MXN	740,000	65,997

			$136,337
Energy - Independent - 0.0%
Apache Corp., 4.75%, 2043		$7,000	$6,626
EOG Resources, Inc., 2.625%, 2023		7,000	6,448

			$13,074
Financial Institutions - 0.2%
General Electric Capital Corp., 3.1%, 2023		$14,000	$13,097
International Lease Finance Corp., 5.75%, 2016		18,000	19,085
International Lease Finance Corp., 7.125%, 2018 (n)		13,000	14,528
SLM Corp., 6.25%, 2016		11,000	11,715

			$58,425
Food & Beverages - 0.2%
Anheuser-Busch InBev S.A., 5.375%, 2020		$50,000	$57,471
Conagra Foods, Inc., 3.2%, 2023		17,000	15,904

			$73,375
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 2020 (n)		$25,000	$27,976

Insurance - 0.3%
American International Group, Inc., 4.875%, 2016		$30,000	$32,862
Aviva PLC, FRN, 5.7%, 2049	EUR	20,000	27,869
UnumProvident Corp., 6.85%, 2015 (n)		$40,000	44,402

			$105,133
Insurance - Property & Casualty - 0.4%
Aon Corp., 6.25%, 2040		$20,000	$22,800
Berkshire Hathaway, Inc., 4.5%, 2043		15,000	13,978
Chubb Corp., 6.375% to 2017, FRN to 2067		40,000	42,900
Clerical Medical Finance PLC, 4.25%, 2049	EUR	15,000	19,785
Marsh & McLennan Cos., Inc., 2.55%, 2018		$6,000	6,031
XL Group PLC, 6.5% to 2017, FRN to 2049		20,000	19,150

			$124,644
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 2041		$20,000	$18,419
Statoil A.S.A., FRN, 0.554%, 2018		11,000	10,985

			$29,404
International Market Sovereign - 17.2%
Commonwealth of Australia, 5.75%, 2021	AUD	208,000	$221,248
Federal Republic of Germany, 3.25%, 2021	EUR	104,000	160,915
Federal Republic of Germany, 6.25%, 2030	EUR	84,000	172,641
Government of Canada, 4.5%, 2015	CAD	146,000	149,563
Government of Canada, 4.25%, 2018	CAD	255,000	274,424

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Canada, 3.25%, 2021	CAD	136,000	$140,856
Government of Canada, 5.75%, 2033	CAD	33,000	44,923
Government of Japan, 2%, 2052	JPY	3,000,000	32,361
Government of Japan, 1.1%, 2020	JPY	57,350,000	610,893
Government of Japan, 2.1%, 2024	JPY	49,100,000	570,376
Government of Japan, 2.2%, 2027	JPY	12,250,000	143,382
Government of Japan, 2.4%, 2037	JPY	8,700,000	101,620
Kingdom of Belgium, 4.25%, 2021	EUR	84,000	131,026
Kingdom of Spain, 5.5%, 2017	EUR	63,000	93,953
Kingdom of Spain, 4.6%, 2019	EUR	106,000	152,582
Kingdom of Sweden, 5%, 2020	SEK	175,000	32,398
Kingdom of the Netherlands, 3.5%, 2020	EUR	53,000	80,702
Kingdom of the Netherlands, 5.5%, 2028	EUR	22,000	40,200
Republic of Austria, 4.65%, 2018	EUR	67,000	104,835
Republic of Austria, 1.75%, 2023	EUR	33,000	42,865
Republic of France, 2.5%, 2020	EUR	172,000	245,279
Republic of France, 6%, 2025	EUR	51,000	92,582
Republic of France, 4.75%, 2035	EUR	75,000	124,892
Republic of Ireland, 5.5%, 2017 (e)	EUR	143,000	215,098
Republic of Ireland, 4.5%, 2020 (e)	EUR	100,000	142,523
Republic of Italy, 5.25%, 2017	EUR	219,000	320,213
Republic of Italy, 3.75%, 2021	EUR	171,000	230,713
United Kingdom Treasury, 5%, 2018	GBP	107,000	200,458
United Kingdom Treasury, 8%, 2021	GBP	159,000	362,885
United Kingdom Treasury, 4.25%, 2027	GBP	16,000	29,379
United Kingdom Treasury, 4.25%, 2036	GBP	64,000	117,610

			$5,383,395
Machinery & Tools - 0.1%
Case New Holland, Inc., 7.875%, 2017		$25,000	$29,063

Major Banks - 0.9%
Bank of America Corp., 5.65%, 2018		$10,000	$11,285
Bank of America Corp., 7.625%, 2019		50,000	61,313
Bank of America Corp., FRN, 5.2%, 2049		3,000	2,625
Goldman Sachs Group, Inc., 5.75%, 2022		32,000	35,477
JPMorgan Chase & Co., 4.25%, 2020		40,000	41,939
Macquarie Group Ltd., 6.25%, 2021 (n)		20,000	21,722
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		50,000	51,500
Regions Financial Corp., 2%, 2018		14,000	13,589
Wells Fargo & Co., 2.1%, 2017		32,000	32,670

			$272,120
Medical & Health Technology & Services - 0.1%
Express Scripts Holding Co., 2.65%, 2017		$40,000	$41,238

Metals & Mining - 0.6%
Barrick Gold Corp., 4.1%, 2023		$10,000	$8,806
Barrick International (Barbados) Corp., 5.75%, 2016 (n)		17,000	18,178
BHP Billiton Financial (USA) Ltd., 5%, 2043		10,000	10,185
Cameco Corp., 5.67%, 2019	CAD	10,000	10,657
Plains Exploration & Production Co., 6.875%, 2023		$47,000	50,408
Rio Tinto Finance (USA) PLC, 3.5%, 2022		40,000	38,666
Southern Copper Corp., 6.75%, 2040		25,000	24,332

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Vale Overseas Ltd., 4.375%, 2022		$14,000	$13,488
Vale Overseas Ltd., 6.875%, 2039		13,000	13,162

			$187,882
Mortgage-Backed - 3.8%
Fannie Mae, 5.464%, 2015		$39,016	$41,802
Fannie Mae, 5.134%, 2016		28,479	30,662
Fannie Mae, 5.724%, 2016		26,784	29,629
Fannie Mae, 5.05%, 2017		28,482	30,995
Fannie Mae, 5.479%, 2017		22,686	25,725
Fannie Mae, 2.578%, 2018		30,000	30,957
Fannie Mae, 3.849%, 2018		29,180	31,601
Fannie Mae, 4.5%, 2034		102,861	110,063
Fannie Mae, 5.5%, 2037		19,848	21,594
Fannie Mae, 6%, 2037 - 2038		18,028	19,681
Fannie Mae, 5%, 2039		160,886	174,462
Fannie Mae, 4%, 2041		42,710	44,827
Fannie Mae, 3.5%, 2043		88,000	89,649
Freddie Mac, 3.882%, 2017		40,000	43,347
Freddie Mac, 2.412%, 2018		49,000	50,017
Freddie Mac, 2.313%, 2020		24,000	23,812
Freddie Mac, 3.5%, 2043		104,652	106,306
Freddie Mac, TBA, 3.5%, 2043		81,000	82,215
Ginnie Mae, 3.5%, 2043		188,854	195,126

			$1,182,470
Natural Gas - Pipeline - 0.3%
Enbridge, Inc., 3.19%, 2022	CAD	10,000	$9,167
Energy Transfer Partners LP, 4.65%, 2021		$27,000	27,721
Energy Transfer Partners LP, 3.6%, 2023		10,000	9,315
Spectra Energy Partners LP, 4.75%, 2024		27,000	27,822
TransCanada PipeLines Ltd., 5.1%, 2017	CAD	10,000	10,537

			$84,562
Network & Telecom - 0.0%
Verizon Communications, Inc., 6.4%, 2033		$9,000	$9,995

Other Banks & Diversified Financials - 0.5%
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		$20,000	$19,550
BB&T Corp., 3.95%, 2016		40,000	42,795
Citigroup, Inc., 6.125%, 2018		15,000	17,350
Citigroup, Inc., 3.375%, 2023		23,000	21,886
Deutsche Bank Capital Funding Trust, FRN, 2.212%, 2049	EUR	17,000	21,394
LBG Capital No. 2 PLC, 6.385%, 2020	EUR	15,000	20,859
Rabobank Nederland N.V., 4%, 2022	GBP	5,000	8,372
SunTrust Banks, Inc., 3.5%, 2017		$9,000	9,517
U.S. Bancorp, 2.95%, 2022		6,000	5,645

			$167,368
Pharmaceuticals - 0.2%
AbbVie, Inc., 1.2%, 2015		$50,000	$50,181
Teva Pharmaceutical Finance B.V., 2.95%, 2022		14,000	12,971
Watson Pharmaceuticals, Inc., 1.875%, 2017		12,000	11,925

			$75,077

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Printing & Publishing - 0.1%
Gannett Co., Inc., 5.125%, 2019 (z)		$5,000	$4,963
Moody’s Corp., 4.875%, 2024		16,000	16,035

			$20,998
Real Estate - 0.3%
AvalonBay Communities, Inc., 3.625%, 2020		$2,000	$2,031
Boston Properties Ltd., 3.125%, 2023		14,000	12,825
ERP Operating LP, REIT, 3%, 2023		5,000	4,597
Simon Property Group, Inc., REIT, 5.65%, 2020		50,000	57,051
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)		7,000	6,597

			$83,101
Retailers - 0.3%
Gap, Inc., 5.95%, 2021		$30,000	$33,240
Home Depot, Inc., 5.95%, 2041		25,000	29,271
Limited Brands, Inc., 7%, 2020		25,000	27,625

			$90,136
Specialty Stores - 0.0%
Canadian Tire Corp. Ltd., 4.95%, 2015	CAD	10,000	$10,175

Telecommunications - Wireless - 0.0%
American Tower Corp., REIT, 4.7%, 2022		$4,000	$3,887
American Tower Corp., REIT, 3.5%, 2023		3,000	2,633

			$6,520
Telephone Services - 0.0%
TELUS Corp., 5.05%, 2020	CAD	10,000	$10,539

Tobacco - 0.2%
Altria Group, Inc., 2.85%, 2022		$30,000	$27,476
Lorillard Tobacco Co., 8.125%, 2019		14,000	16,974
Reynolds American, Inc., 4.85%, 2023		14,000	14,540

			$58,990
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 2017 (n)		$5,000	$5,113
ERAC USA Finance Co., 7%, 2037 (n)		20,000	23,698

			$28,811
U.S. Government Agencies and Equivalents - 0.3%
Small Business Administration, 4.57%, 2025		$58,582	$62,453
Small Business Administration, 2.22%, 2033		37,213	34,981

			$97,434
U.S. Treasury Obligations - 15.6%
U.S. Treasury Bonds, 0.375%, 2023		$106,400	$105,851
U.S. Treasury Bonds, 6.875%, 2025		2,000	2,818
U.S. Treasury Bonds, 5.25%, 2029 (f)		68,000	85,011
U.S. Treasury Bonds, 4.5%, 2039 (f)		120,000	138,544
U.S. Treasury Bonds, TIPS, 0.125%, 2017 (f)		255,058	263,009
U.S. Treasury Bonds, TIPS, 1.625%, 2018		97,008	106,611
U.S. Treasury Bonds, TIPS, 1.125%, 2021 (f)		199,688	215,008
U.S. Treasury Bonds, TIPS, 2.375%, 2025 (f)		162,343	193,759
U.S. Treasury Bonds, TIPS, 2%, 2026		127,110	146,643

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, TIPS, 2.375%, 2027 (f)		$86,876	$104,542
U.S. Treasury Bonds, TIPS, 1.75%, 2028		89,203	99,887
U.S. Treasury Bonds, TIPS, 3.625%, 2028 (f)		77,991	107,822
U.S. Treasury Bonds, TIPS, 2.5%, 2029 (f)		84,865	104,311
U.S. Treasury Bonds, TIPS, 3.875%, 2029		95,204	136,469
U.S. Treasury Bonds, TIPS, 3.375%, 2032		32,901	46,061
U.S. Treasury Bonds, TIPS, 2.125%, 2040		47,553	56,269
U.S. Treasury Bonds, TIPS, 2.125%, 2041 (f)		70,402	83,387
U.S. Treasury Bonds, TIPS, 0.75%, 2042		109,582	93,787
U.S. Treasury Notes, 0.125%, 2018		199,076	205,080
U.S. Treasury Notes, 3.5%, 2020		19,000	20,953
U.S. Treasury Notes, TIPS, 1.625%, 2015		67,285	69,535
U.S. Treasury Notes, TIPS, 0.5%, 2015		101,324	103,508
U.S. Treasury Notes, TIPS, 1.875%, 2015		94,875	100,167
U.S. Treasury Notes, TIPS, 2%, 2016		123,579	132,162
U.S. Treasury Notes, TIPS, 0.125%, 2016 (f)		204,250	209,612
U.S. Treasury Notes, TIPS, 2.5%, 2016		120,296	132,739
U.S. Treasury Notes, TIPS, 2.375%, 2017		113,517	125,907
U.S. Treasury Notes, TIPS, 2.625%, 2017		86,786	98,475
U.S. Treasury Notes, TIPS, 1.375%, 2018		77,995	85,612
U.S. Treasury Notes, TIPS, 2.125%, 2019 (f)		58,753	66,684
U.S. Treasury Notes, TIPS, 1.875%, 2019		97,369	110,300
U.S. Treasury Notes, TIPS, 1.375%, 2020 (f)		142,590	156,404
U.S. Treasury Notes, TIPS, 1.25%, 2020		173,521	189,843
U.S. Treasury Notes, TIPS, 0.625%, 2021		223,871	233,018
U.S. Treasury Notes, TIPS, 0.125%, 2022 (f)		244,603	241,526
U.S. Treasury Notes, TIPS, 0.125%, 2022 (f)		220,429	217,122
U.S. Treasury Notes, TIPS, 0.125%, 2023 (f)		228,717	222,498
U.S. Treasury Notes, TIPS, 0.625%, 2043		77,218	63,307

			$4,874,241
Utilities - Electric Power - 0.2%
CMS Energy Corp., 5.05%, 2022		$15,000	$16,067
E.ON International Finance B.V., 6.375%, 2032	GBP	5,000	10,072
Progress Energy, Inc., 7.05%, 2019		$30,000	36,251

			$62,390
Total Bonds			$14,477,527

Common Stocks - 30.0%
Aerospace - 0.7%
Honeywell International, Inc.		857	$71,161
Precision Castparts Corp.		313	71,126
United Technologies Corp.		606	65,339

			$207,626
Alcoholic Beverages - 0.4%
Pernod Ricard S.A.		995	$123,557

Apparel Manufacturers - 0.8%
Li & Fung Ltd.		52,000	$75,628
LVMH Moet Hennessy Louis Vuitton S.A.		280	55,153
NIKE, Inc., “B”		852	61,889
VF Corp.		258	51,355

			$244,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - 0.9%
Delphi Automotive PLC	1,630	$95,225
Guangzhou Automobile Group Co. Ltd., “H”	38,000	41,205
Honda Motor Co. Ltd.	1,700	64,966
Kia Motors Corp.	1,120	67,946

		$269,342
Biotechnology - 0.2%
Biogen Idec, Inc. (a)	307	$73,913

Broadcasting - 0.6%
Twenty-First Century Fox, Inc.	3,162	$105,927
Walt Disney Co.	1,160	74,808

		$180,735
Brokerage & Asset Managers - 0.3%
BlackRock, Inc.	164	$44,382
Franklin Resources, Inc.	698	35,284

		$79,666
Business Services - 0.5%
Accenture PLC, “A”	869	$63,993
Cognizant Technology Solutions Corp., “A” (a)	596	48,944
Fidelity National Information Services, Inc.	1,050	48,762

		$161,699
Cable TV - 0.3%
Comcast Corp., “Special A”	1,679	$72,818
Time Warner Cable, Inc.	290	32,364

		$105,182
Computer Software - 0.7%
Autodesk, Inc. (a)	350	$14,410
Citrix Systems, Inc. (a)	460	32,481
Oracle Corp.	1,281	42,491
Salesforce.com, Inc. (a)	894	46,408
Symantec Corp.	1,690	41,828
TIBCO Software, Inc. (a)	1,070	27,381

		$204,999
Computer Software - Systems - 1.2%
Apple, Inc. (s)	240	$114,420
CDW Corp. (a)	1,300	29,679
EMC Corp. (s)	2,771	70,827
Hewlett-Packard Co. (s)	6,491	136,181
NCR Corp. (a)	640	25,350

		$376,457
Conglomerates - 0.1%
Hutchison Whampoa Ltd.	4,000	$47,979

Construction - 0.3%
Anhui Conch Cement Co. Ltd.	5,500	$17,696
Stanley Black & Decker, Inc.	730	66,116

		$83,812

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 0.3%
Procter & Gamble Co.	1,160	$87,684

Consumer Services - 0.2%
Priceline.com, Inc. (a)	49	$49,537

Electrical Equipment - 0.8%
Danaher Corp. (s)	1,744	$120,894
Schneider Electric S.A.	742	62,748
Siemens AG	593	71,448

		$255,090
Electronics - 0.9%
Altera Corp.	1,570	$58,341
JDS Uniphase Corp. (a)	1,850	27,214
KLA-Tencor Corp.	160	9,736
Mellanox Technologies Ltd. (a)	570	21,637
Microchip Technology, Inc.	1,850	74,537
NXP Semiconductors N.V. (a)	1,030	38,326
Taiwan Semiconductor Manufacturing Co. Ltd.	14,000	47,587

		$277,378
Energy - Independent - 1.4%
Anadarko Petroleum Corp.	590	$54,864
Cabot Oil & Gas Corp.	2,420	90,314
Cairn Energy PLC (a)	3,009	12,777
Cenovus Energy, Inc.	1,070	31,932
EOG Resources, Inc.	411	69,574
Galp Energia SGPS S.A., “B”	875	14,554
INPEX Corp.	3,200	37,827
Occidental Petroleum Corp.	657	61,456
Oil Search Ltd.	3,880	31,129
Pioneer Natural Resources Co.	164	30,963

		$435,390
Energy - Integrated - 1.3%
BG Group PLC	3,596	$68,724
Exxon Mobil Corp. (s)	1,983	170,617
Petroleo Brasileiro S.A., ADR	3,120	48,329
Royal Dutch Shell PLC, “A”	3,290	108,654

		$396,324
Engineering - Construction - 0.4%
Fluor Corp.	748	$53,078
JGC Corp.	2,000	72,401

		$125,479
Food & Beverages - 1.3%
Groupe Danone	1,846	$138,953
M. Dias Branco S.A. Industria e Comercio de Alimentos	900	41,420
Mondelez International, Inc.	2,673	83,986
Nestle S.A.	1,747	122,185
Want Want China Holdings Ltd.	12,000	18,226

		$404,770

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 0.4%
CVS Caremark Corp.	1,130	$64,128
Jeronimo Martins SGPS S.A.	1,681	34,521
Sundrug Co. Ltd.	300	14,998

		$113,647
Gaming & Lodging - 0.2%
Sands China Ltd.	11,200	$69,376

General Merchandise - 0.3%
Target Corp. (s)	1,519	$97,186

Insurance - 1.3%
ACE Ltd.	588	$55,013
AIA Group Ltd.	18,000	84,739
Delta Lloyd N.V.	2,600	55,329
Hiscox Ltd.	6,093	63,968
ING Groep N.V. (a)	5,297	59,844
MetLife, Inc.	1,690	79,346

		$398,239
Internet - 0.6%
eBay, Inc. (a)	738	$41,173
Facebook, Inc., “A“ (a)	420	21,101
Google, Inc., “A” (a)	126	110,365
Yelp, Inc. (a)	390	25,810

		$198,449
Machinery & Tools - 0.9%
Atlas Copco AB, “A”	1,447	$42,374
Eaton Corp. PLC	820	56,449
Glory Ltd.	1,000	25,156
Joy Global, Inc.	1,143	58,339
Roper Industries, Inc.	497	66,036
Schindler Holding AG	319	47,902

		$296,256
Major Banks - 2.1%
Barclays PLC	11,041	$47,456
BNP Paribas	931	62,975
Goldman Sachs Group, Inc.	308	48,729
HSBC Holdings PLC	6,448	69,876
JPMorgan Chase & Co. (s)	1,901	98,263
Morgan Stanley	2,660	71,687
Standard Chartered PLC	1,898	45,506
State Street Corp.	780	51,285
Sumitomo Mitsui Financial Group, Inc.	1,600	77,677
Wells Fargo & Co.	2,070	85,532

		$658,986
Medical & Health Technology & Services - 0.1%
Kobayashi Pharmaceutical Co. Ltd.	800	$45,858

Medical Equipment - 0.9%
Abbott Laboratories	2,000	$66,380
Covidien PLC	1,425	86,840

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Sonova Holding AG	422	$52,450
Thermo Fisher Scientific, Inc.	974	89,754

		$295,424
Metals & Mining - 0.4%
Gerdau S.A., ADR	3,430	$25,588
Iluka Resources Ltd.	3,125	33,409
Rio Tinto Ltd.	1,687	82,561

		$141,558
Natural Gas - Distribution - 0.3%
GDF SUEZ	1,952	$49,039
Tokyo Gas Co. Ltd.	6,000	32,981

		$82,020
Network & Telecom - 0.0%
Qualcomm, Inc.	60	$4,042

Oil Services - 0.4%
Cameron International Corp. (a)	970	$56,619
Dresser-Rand Group, Inc. (a)	515	32,136
Schlumberger Ltd.	554	48,951

		$137,706
Other Banks & Diversified Financials - 2.5%
American Express Co.	840	$63,437
DBS Group Holdings Ltd.	6,000	78,530
Discover Financial Services	1,231	62,215
Erste Group Bank AG	2,317	73,223
Fifth Third Bancorp	2,110	38,064
HDFC Bank Ltd., ADR	1,210	37,244
ICICI Bank Ltd., ADR	1,194	36,393
Itau Unibanco Holding S.A., IPS	2,780	39,462
Kasikornbank PLC, NVDR	9,400	52,746
Sberbank of Russia, ADR	4,556	54,900
UBS AG	4,249	86,920
UniCredit S.p.A.	8,602	54,835
Visa, Inc., “A”	538	102,812

		$780,781
Pharmaceuticals - 1.7%
Bayer AG	778	$91,737
Novartis AG	1,810	139,100
Pfizer, Inc. (s)	4,849	139,215
Roche Holding AG	438	118,127
Santen Pharmaceutical Co. Ltd.	1,100	53,443

		$541,622
Railroad & Shipping - 0.1%
Union Pacific Corp.	284	$44,117

Real Estate - 0.3%
Mitsubishi Estate Co. Ltd.	3,000	$89,016

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 0.3%
Arcos Dorados Holdings, Inc.	3,460	$41,001
YUM! Brands, Inc.	960	68,534

		$109,535
Specialty Chemicals - 0.6%
Akzo Nobel N.V.	1,049	$68,935
FMC Corp.	470	33,708
Linde AG	309	61,200
W.R. Grace & Co. (a)	430	37,582

		$201,425
Specialty Stores - 0.2%
Industria de Diseno Textil S.A.	353	$54,394

Telecommunications - Wireless - 0.8%
American Tower Corp., REIT	697	$51,669
KDDI Corp.	1,600	82,358
Tele2 AB, “B”	2,951	37,744
TIM Participacoes S.A., ADR	2,004	47,234
Vodafone Group PLC	6,250	21,855

		$240,860
Telephone Services - 0.5%
BT Group PLC	5,590	$30,986
China Unicom (Hong Kong) Ltd.	18,000	27,906
TDC A.S.	4,548	38,484
Telecom Italia S.p.A. - Savings Shares	31,835	21,142
Verizon Communications, Inc.	730	34,062

		$152,580
Tobacco - 0.5%
Japan Tobacco, Inc.	2,600	$93,881
Philip Morris International, Inc.	574	49,703

		$143,584
Trucking - 0.4%
Expeditors International of Washington, Inc.	1,437	$63,314
Yamato Holdings Co. Ltd.	2,600	58,780

		$122,094
Utilities - Electric Power - 0.6%
CMS Energy Corp.	3,452	$90,857
Edison International	941	43,342
Energias do Brasil S.A.	7,200	39,179

		$173,378
Total Common Stocks		$9,382,777

Underlying Affiliated Funds - 20.0%
MFS Commodity Strategy Fund - Class R5 (v)	530,923	$4,555,319
MFS Global Real Estate Fund - Class R5 (v)	111,781	1,678,954
Total Underlying Affiliated Funds		$6,234,273

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price		First Exercise	Shares/Par	Value ($)

Warrants - 0.2%
Metals & Mining - 0.1%
Merrill Lynch (Steel Authority of India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)			5/30/16	40,825	$32,429

Other Banks & Diversified Financials - 0.1%
Deutsche Bank (Federal Bank Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)			5/29/18	5,255	$23,889
Total Warrants					$56,318

Rights - 0.0%
Major Banks - 0.0%
Barclays PLC (1 share for 1 right) (a)	GBP	1.85	10/15/13	2,760	$3,608

Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)				1,090,035	$1,090,035
Total Investments					$31,244,538

Securities Sold Short - (0.1)%
Computer Software - Systems - 0.0%
Lexmark International, Inc., “A”				(260)	$(8,580)

Machinery & Tools - (0.1)%
Manitowoc Co., Inc.				(1,300)	$(25,454)
Total Securities Sold Short					$(34,034)

Other Assets, Less Liabilities - 0.1%					24,100
Net Assets - 100.0%					$31,234,604

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $322,101, representing 1.0% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Gannett Co., Inc., 5.125%, 2019	9/26/13	$4,936	$4,963
% of Net assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRL	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 6/30/13

Forward Foreign Currency Exchange Contracts at 9/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Credit Suisse Group	5,000	10/18/13	$4,524	$4,661	$137
BUY	AUD	Goldman Sachs International	3,000	10/18/13	2,687	2,797	110
BUY	AUD	JPMorgan Chase Bank N.A.	348,885	11/12/13	319,000	324,603	5,603
BUY	AUD	Westpac Banking Corp.	27,000	10/18/13	24,878	25,162	284
SELL	AUD	Goldman Sachs International	30,000	10/18/13	28,118	27,958	160
SELL	AUD	UBS AG	2,000	10/18/13	1,865	1,864	1
BUY	CAD	Citibank N.A.	27,000	10/18/13	26,062	26,201	139
BUY	CAD	Deutsche Bank AG	12,000	10/18/13	11,520	11,645	125
BUY	CAD	Goldman Sachs International	4,000	10/18/13	3,796	3,882	86
BUY	CAD	JPMorgan Chase Bank N.A.	143,842	11/12/13	139,000	139,501	501
SELL	CAD	Goldman Sachs International	9,000	10/18/13	8,735	8,734	1
BUY	CHF	Citibank N.A.	27,000	10/18/13	29,616	29,860	244
BUY	CHF	Goldman Sachs International	2,000	10/18/13	2,211	2,212	1
BUY	CHF	UBS AG	81,000	10/18/13	83,788	89,579	5,791
BUY	CNY	Deutsche Bank AG	172,000	10/15/13-1/15/14	27,410	27,996	586
BUY	CZK	Barclays Bank PLC	238,000	10/18/13	11,805	12,536	731
BUY	CZK	Citibank N.A.	10,000	10/18/13	514	527	13
BUY	DKK	Citibank N.A.	9,000	10/18/13	1,609	1,633	24
BUY	DKK	Goldman Sachs International	211,201	10/18/13	36,938	38,315	1,377
BUY	EUR	Barclays Bank PLC	111,805	10/18/13	148,077	151,261	3,184
BUY	EUR	Citibank N.A.	35,000	10/18/13	46,691	47,352	661
BUY	EUR	Credit Suisse Group	72,509	10/18/13	93,264	98,098	4,834

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	EUR	Deutsche Bank AG	292,034	10/18/13	$392,808	$395,094	$2,286
BUY	EUR	Goldman Sachs International	932,682	10/18/13-11/12/13	1,239,109	1,261,902	22,793
BUY	EUR	UBS AG	328,000	10/18/13	441,799	443,752	1,953
SELL	EUR	Barclays Bank PLC	54,461	10/18/13	73,683	73,681	2
BUY	GBP	Barclays Bank PLC	8,000	10/18/13	12,372	12,950	578
BUY	GBP	Credit Suisse Group	1,000	10/18/13	1,511	1,619	108
BUY	GBP	Deutsche Bank AG	85,000	10/18/13	136,276	137,589	1,313
BUY	GBP	Goldman Sachs International	107,507	10/18/13	167,995	174,021	6,026
BUY	GBP	JPMorgan Chase Bank N.A.	902,479	11/12/13	1,395,580	1,460,563	64,983
SELL	GBP	UBS AG	16,000	10/18/13	25,904	25,899	5
BUY	ILS	Citibank N.A.	45,000	11/12/13	12,674	12,760	86
BUY	JPY	Barclays Bank PLC	1,882,000	10/18/13	19,060	19,148	88
BUY	JPY	Citibank N.A.	351,000	10/18/13	3,558	3,571	13
BUY	JPY	Deutsche Bank AG	2,339,000	10/18/13	23,441	23,798	357
BUY	JPY	Goldman Sachs International	54,766,400	10/18/13-11/12/13	548,612	557,282	8,670
BUY	JPY	JPMorgan Chase Bank N.A.	2,043,588	11/12/13	20,682	20,795	113
BUY	JPY	Merrill Lynch International Bank	32,739,724	10/18/13	330,197	333,106	2,909
BUY	JPY	UBS AG	7,702,000	10/18/13	77,419	78,363	944
SELL	JPY	Goldman Sachs International	70,040,335	10/18/13-11/12/13	725,819	712,703	13,116
BUY	KRW	JPMorgan Chase Bank N.A.	114,827,000	10/28/13	102,827	106,668	3,841
BUY	KRW	Merrill Lynch International Bank	13,547,000	11/12/13	12,535	12,573	38
BUY	MXN	JPMorgan Chase Bank N.A.	412,781	10/03/13	30,926	31,533	607
SELL	MXN	Deutsche Bank AG	528,575	10/18/13	41,739	40,327	1,412
BUY	MYR	Deutsche Bank AG	66,709	10/21/13	20,113	20,440	327
BUY	NOK	Goldman Sachs International	108,292	10/18/13	17,694	17,998	304
SELL	NOK	Goldman Sachs International	9,916,397	11/12/13	1,671,000	1,646,589	24,411
SELL	NOK	UBS AG	21,000	10/18/13	3,507	3,490	17
BUY	NZD	Barclays Bank PLC	20,972	10/18/13	16,218	17,399	1,181
BUY	NZD	JPMorgan Chase Bank N.A.	1,329,906	11/12/13	1,067,000	1,101,479	34,479
BUY	PLN	Deutsche Bank AG	94,039	10/18/13	29,584	30,085	501
BUY	SEK	Goldman Sachs International	8,439,536	10/18/13-11/12/13	1,278,817	1,311,985	33,168
BUY	SEK	JPMorgan Chase Bank N.A.	7,224,108	11/12/13	1,092,774	1,123,008	30,234
BUY	SGD	Credit Suisse Group	23,000	10/18/13	18,235	18,334	99
BUY	THB	HSBC Bank	723,000	10/21/13	23,033	23,087	54
BUY	ZAR	Barclays Bank PLC	241,000	10/18/13	23,698	23,949	251
BUY	ZAR	Goldman Sachs International	2,000	10/18/13	198	199	1

							$281,861

Liability Derivatives
BUY	AUD	Citibank N.A.	29,000	10/18/13	$27,361	$27,026	$(335)
BUY	AUD	UBS AG	3,000	10/18/13	2,798	2,796	(2)
SELL	AUD	Barclays Bank PLC	23,077	10/18/13	20,580	21,506	(926)
SELL	AUD	Credit Suisse Group	1,000	10/18/13	923	932	(9)
SELL	AUD	JPMorgan Chase Bank N.A.	3,331,079	11/12/13	2,975,881	3,099,235	(123,354)
SELL	AUD	Westpac Banking Corp.	101,827	10/18/13	93,176	94,894	(1,718)
BUY	CAD	Barclays Bank PLC	4,000	10/18/13	3,883	3,882	(1)
BUY	CAD	Credit Suisse Group	28,000	10/18/13	27,190	27,172	(18)
BUY	CAD	Goldman Sachs International	53,000	10/18/13	51,496	51,432	(64)
BUY	CAD	JPMorgan Chase Bank N.A.	327,786	11/12/13	318,000	317,895	(105)
SELL	CAD	Citibank N.A.	117,502	10/18/13	112,163	114,027	(1,864)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	CAD	Credit Suisse Group	2,000	10/18/13	$1,933	$1,941	$(8)
SELL	CAD	Deutsche Bank AG	20,000	10/18/13	19,208	19,408	(200)
SELL	CAD	Goldman Sachs International	26,944	10/18/13	25,905	26,147	(242)
SELL	CAD	JPMorgan Chase Bank N.A.	1,393,995	11/12/13	1,340,817	1,351,932	(11,115)
SELL	CAD	Merrill Lynch International Bank	323,403	10/18/13	308,590	313,838	(5,248)
SELL	CAD	UBS AG	31,520	10/18/13	30,567	30,588	(21)
SELL	CHF	Goldman Sachs International	7,000	10/18/13	7,737	7,741	(4)
SELL	CHF	JPMorgan Chase Bank N.A.	2,321,766	11/12/13	2,503,351	2,568,175	(64,824)
SELL	CHF	Merrill Lynch International Bank	28,000	10/18/13	30,670	30,965	(295)
SELL	CNY	Deutsche Bank AG	172,000	10/15/13-1/15/14	27,672	27,996	(324)
BUY	DKK	Credit Suisse Group	23,000	10/18/13	4,174	4,173	(1)
SELL	DKK	UBS AG	16,000	10/18/13	2,894	2,903	(9)
SELL	EUR	Barclays Bank PLC	175,756	10/18/13	229,130	237,781	(8,651)
SELL	EUR	Citibank N.A.	182,437	10/18/13	243,786	246,820	(3,034)
SELL	EUR	Credit Suisse Group	14,000	10/18/13	18,606	18,941	(335)
SELL	EUR	Deutsche Bank AG	327,000	10/18/13	441,259	442,400	(1,141)
SELL	EUR	Goldman Sachs International	1,127,074	10/18/13-11/12/13	1,499,806	1,524,915	(25,109)
SELL	EUR	UBS AG	26,258	10/18/13	34,875	35,525	(650)
BUY	GBP	UBS AG	8,000	10/18/13	12,952	12,950	(2)
SELL	GBP	Barclays Bank PLC	129,037	10/18/13	202,593	208,872	(6,279)
SELL	GBP	Citibank N.A.	9,000	10/18/13	13,988	14,568	(580)
SELL	GBP	Credit Suisse Group	32,809	10/18/13	49,259	53,108	(3,849)
SELL	GBP	Deutsche Bank AG	13,000	10/18/13	19,805	21,043	(1,238)
SELL	GBP	Goldman Sachs International	49,076	10/18/13	74,241	79,438	(5,197)
SELL	GBP	Merrill Lynch International Bank	29,809	10/18/13	44,495	48,252	(3,757)
SELL	GBP	UBS AG	16,951	10/18/13	27,236	27,438	(202)
BUY	JPY	Barclays Bank PLC	1,569,000	10/18/13	16,082	15,964	(118)
BUY	JPY	Citibank N.A.	1,333,000	10/18/13	13,807	13,562	(245)
BUY	JPY	Goldman Sachs International	108,103,066	10/18/13-11/12/13	1,107,915	1,100,023	(7,892)
BUY	JPY	JPMorgan Chase Bank N.A.	397,000	10/18/13	4,040	4,039	(1)
SELL	JPY	Citibank N.A.	4,207,580	10/18/13	42,450	42,809	(359)
SELL	JPY	Credit Suisse Group	6,109,000	10/18/13	61,069	62,155	(1,086)
SELL	JPY	Goldman Sachs International	109,586,594	10/18/13-11/12/13	1,108,739	1,115,113	(6,374)
BUY	KRW	Barclays Bank PLC	1,879,000	10/28/13	1,747	1,745	(2)
SELL	KRW	JPMorgan Chase Bank N.A.	7,925,000	11/12/13	7,348	7,355	(7)
BUY	MXN	Citibank N.A.	36,000	10/03/13-10/18/13	2,844	2,747	(97)
SELL	MXN	Citibank N.A.	300,000	10/18/13	22,767	22,888	(121)
BUY	NOK	Credit Suisse Group	17,000	10/18/13	2,870	2,825	(45)
BUY	NOK	Goldman Sachs International	10,364,498	10/18/13-11/12/13	1,743,226	1,720,995	(22,231)
BUY	NOK	JPMorgan Chase Bank N.A.	3,161,754	11/12/13	530,612	525,000	(5,612)
SELL	NOK	Credit Suisse Group	5,000	10/18/13	812	831	(19)
BUY	NZD	Goldman Sachs International	3,000	10/18/13	2,509	2,489	(20)
SELL	NZD	Citibank N.A.	4,000	10/18/13	3,202	3,319	(117)
SELL	NZD	JPMorgan Chase Bank N.A.	2,406,981	11/12/13	1,880,818	1,993,554	(112,736)
BUY	SEK	Credit Suisse Group	13,000	10/18/13	2,034	2,022	(12)
SELL	SEK	Credit Suisse Group	11,000	10/18/13	1,675	1,711	(36)
SELL	SEK	Deutsche Bank AG	214,441	10/18/13	32,836	33,355	(519)
BUY	SGD	Goldman Sachs International	2,000	10/18/13	1,600	1,594	(6)
SELL	SGD	Citibank N.A.	1,000	10/18/13	793	797	(4)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	THB	JPMorgan Chase Bank N.A.	1,295,540	11/18/13	$40,549	$41,300	$(751)
BUY	ZAR	Goldman Sachs International	15,000	10/18/13	1,521	1,491	(30)
BUY	ZAR	Merrill Lynch International Bank	30,000	10/18/13	3,026	2,981	(45)

							$(429,196)

Futures Contracts Outstanding at 9/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	1	$121,844	December - 2013	$1,109
Bovespa Index (Long)	BRL	25	585,988	October - 2013	14,825
CAC 40 Index (Long)	EUR	22	1,233,962	October - 2013	231
IBEX 35 Index (Long)	EUR	4	494,310	October - 2013	3,613
Hang Seng Index (Short)	HKD	4	589,424	October - 2013	8,416
Nikkei 225 Index (Long)	JPY	8	1,175,862	December - 2013	10,016
Mexico Bolsa Index (Short)	MXN	6	184,398	December - 2013	4,171
MSCI Singapore Index (Short)	SGD	17	981,614	October - 2013	12,846
E-Mini S&P 500 Index (Short)	USD	17	1,423,155	December - 2013	6,494
NIFTY Index (Short)	USD	105	1,210,755	October - 2013	42,333
FTSE Top 40 Index (Long)	ZAR	38	1,504,369	December - 2013	6,168

					$110,222

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	27	$2,962,518	December - 2013	$86,043
Canadian Treasury Bond 10 yr (Long)	CAD	10	1,258,580	December - 2013	13,553
U.S. Treasury Note 10 yr (Long)	USD	21	2,654,203	December - 2013	36,678

					136,274

					$246,496

Liability Derivatives
Equity Futures
S&P/TSE 60 Index (Short)	CAD	11	$1,560,216	December - 2013	$(6,066)
AEX Index (Long)	EUR	6	608,945	October - 2013	(9,036)
DAX Index (Long)	EUR	2	580,982	December - 2013	(2,036)
FTSE 100 Index (Long)	GBP	5	520,436	December - 2013	(14,582)
Hang Seng China Enterprises Index (Long)	HKD	18	1,195,848	October - 2013	(49,470)
OMX 30 Index (Long)	SEK	51	1,000,089	October - 2013	(14,444)
TurkDEX-ISE 30 Index (Short)	TRL	16	73,124	October - 2013	(3,626)
MSCI Taiwan Index (Long)	USD	23	657,101	October - 2013	(16,607)
Russell 2000 Mini Index (Short)	USD	9	964,260	December - 2013	(19,332)

					$(135,199)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 9/30/13 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Interest Rate Futures
German Euro Bond (Short)	EUR	35	$6,652,642	December - 2013	$(150,429)
United Kingdom Treasury 10 yr (Short)	GBP	5	892,986	December - 2013	(7,872)
Japanese Government Bond 10 yr (Short)	JPY	4	5,864,795	December - 2013	(48,690)

					(206,991)

					$(342,190)

At September 30, 2013, the fund had cash collateral of $23,520 and liquid securities with an aggregate value of $1,861,873 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,067,089	$—	$—	$5,067,089
Japan	—	749,342	—	749,342
Switzerland	566,684	—	—	566,684
United Kingdom	555,972	—	—	555,972
France	492,426	—	—	492,426
Hong Kong	75,628	202,093	—	277,721
Brazil	241,212	—	—	241,212
Germany	224,385	—	—	224,385
Netherlands	222,434	—	—	222,434
Other Countries	822,826	222,612	—	1,045,438
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	4,971,675	—	4,971,675
Non-U.S. Sovereign Debt	—	5,629,807	—	5,629,807
U.S. Corporate Bonds	—	1,658,826	—	1,658,826
Residential Mortgage-Backed Securities	—	1,182,470	—	1,182,470
Commercial Mortgage-Backed Securities	—	465,067	—	465,067
Foreign Bonds	—	569,682	—	569,682
Mutual Funds	7,324,308	—	—	7,324,308
Total Investments	$15,592,964	$15,651,574	$—	$31,244,538
Short Sales	$(34,034)	$—	$—	$(34,034)

Other Financial Instruments
Futures Contracts	$(58,377)	$(37,317)	$—	$(95,694)
Forward Foreign Currency Exchange Contracts	—	(147,335)	—	(147,335)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $617,677 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,925,795 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$31,124,972
Gross unrealized appreciation	2,307,640
Gross unrealized depreciation	(2,188,074)
Net unrealized appreciation (depreciation)	$119,566

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	487,860	71,007	(27,944)	530,923
MFS Global Real Estate Fund	111,770	5,416	(5,405)	111,781
MFS Institutional Money Market Portfolio	1,889,430	3,268,368	(4,067,763)	1,090,035

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(142,431)	$—	$—	$4,555,319
MFS Global Real Estate Fund	377	—	13,111	1,678,954
MFS Institutional Money Market Portfolio	—	—	296	1,090,035

	$(142,054)	$—	$13,407	$7,324,308

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

United States	69.6%
Australia	11.0%
France	7.7%
United Kingdom	6.0%
South Africa	4.8%
China	4.2%
Sweden	3.9%
Japan	(6.8%)
Germany	(17.0%)
Other Countries	16.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: November 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2013

*	Print name and title of each signing officer under his or her signature.